Land use rights (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Estimated aggregate amortization expenses for other intangible and land use rights assets for the future years
2012		$ 92,014
2013		90,399
2014		82,585
2015		79,920
2016		79,920
Thereafter		80,110
Finite-Lived Intangible Assets, Net		504,948
Land Use Rights [Member]
Estimated aggregate amortization expenses for other intangible and land use rights assets for the future years
2012		328,267
2013		328,267
2014		328,267
2015		328,267
2016		328,267
Thereafter		11,942,800
Finite-Lived Intangible Assets, Net	$ 13,397,724	$ 13,584,135	$ 13,422,048